INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The following table presents income tax expense (benefit) by selected jurisdiction for each of the years ended December 31, 2023, December 31, 2022 and December 31, 2021:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

Current tax expense:	(U.S. Dollars in thousands)
Ireland	$(92)	$1,132	$720
U.S.	18,884	(27,808)	(17,213)
Foreign - excluding the U.S. and Ireland	37,399	32,134	26,428
	56,191	5,458	9,935
Deferred tax (benefit):
Ireland	(235)	(115)	354
U.S.	(4,562)	(8,916)	1,263
Foreign - excluding the U.S. and Ireland	(7,803)	(22,030)	(22,532)
	(12,600)	(31,061)	(20,915)
	$43,591	$(25,603)	$(10,980)

Schedule of Income before Income Tax, Domestic and Foreign	consisted of the following:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

	(U.S. Dollars in thousands)
Ireland	$(13,119)	$536	$(5,904)
U.S.	41,798	(20,188)	(42,910)
Foreign - excluding the U.S. and Ireland	177,248	155,553	27,368
	$205,927	$135,901	$(21,446)

Schedule of Effective Income Tax Rate Reconciliation
The differences between the reported income tax expense (benefit) and income tax expense (benefit) computed at the Irish statutory income tax rate of 12.5%, the trading income tax rate of the Company’s country of domicile, for the years ended December 31, 2023, December 31, 2022 and December 31, 2021, are explained in the following reconciliation:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

	(U.S. Dollars in thousands)
Expense (benefit) computed at the Irish statutory rate of 12.5%	$25,741	$16,987	$(2,681)
Effects of:
Foreign income taxed at different rates	26,471	3,057	3,567
Foreign currency remeasurement effects	(7,632)	(2,564)	1,158
Change in valuation allowances	(15,366)	5,183	966
Expenses not deductible for income tax purposes	3,393	2,669	4,497
Income not taxable	(1,962)	(4,238)	(188)
Interest expense not deductible for income tax purposes	—	1,659	—
Changes in unrecognized tax benefits, net of indirect effects	(2,349)	(37,763)	(18,264)
Recognition of deferred tax assets in respect of prior periods	—	(4,523)	—
Changes in estimates made in respect of prior periods	15,307	(6,054)	(63)
Other items	(12)	(16)	28
Income tax expense (benefit)	$43,591	$(25,603)	$(10,980)

Schedule Of Deferred Tax
Deferred tax expense (benefit) recognized directly in other comprehensive income (loss) was as follows:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

	(U.S. Dollars in thousands)
Pension and postretirement benefits	$(3,549)	$(4,847)	$(555)
Fair value of derivatives	(5,213)	(10,598)	(2,808)
Equity method investments	138	(138)	(832)
Total deferred tax expense recognized in other comprehensive income (loss)	$(8,624)	$(15,583)	$(4,195)

Schedule of Deferred Tax Assets and Liabilities
The following table provides details of the principal components of our deferred tax assets and liabilities as of December 31, 2023 and December 31, 2022:

	December 31, 2023	December 31, 2022

Deferred tax assets:	(U.S. Dollars in thousands)
Other intangible assets	$1,567	$2,111
Property, plant and equipment	41,788	39,808
Operating leases	55,853	56,060
Accounts payable and accrued liabilities	21,356	18,557
Pension and postretirement benefits	26,186	38,625
Operating loss carry-forwards	116,937	115,807
Tax credit carry-forwards	1,697	9,504
Investments in unconsolidated affiliates	1,416	1,490
Other	19,971	18,137
Total deferred tax assets	286,771	300,099
Valuation allowances	(75,462)	(90,945)
Offset against deferred tax liabilities	(144,824)	(145,042)
Total deferred tax assets, net	$66,485	$64,112
Deferred tax liabilities:
Other intangible assets	$14,580	$18,886
DOLE brand	76,570	76,570
Property, plant and equipment	74,326	73,917
Operating lease right-of-use assets	54,698	54,581
Accounts payable and accrued liabilities	3,215	7,056
Pension and postretirement benefits	7,226	18,791
Investments in unconsolidated affiliates	714	236
Other	6,148	13,408
Total deferred tax liabilities	237,477	263,445
Offset against deferred tax assets	(144,824)	(145,042)
Total deferred tax liabilities, net	$92,653	$118,403

Summary of Operating Loss Carryforwards
As of December 31, 2023, Dole had approximately $1.0 billion of operating loss carryforwards expiring as follows:

	Ireland	U.S.	Foreign (excluding U.S. and Ireland)	Total

	(U.S. Dollars in thousands)
2024	$—	$19,649	$4,791	$24,440
2025	—	23,094	4,934	28,028
2026	—	20,877	99	20,976
2027	—	29,362	4,519	33,881
2028	—	20,230	7,119	27,349
2029-2044	—	448,403	6,074	454,477
Indefinite	36,397	260,262	114,647	411,306
Total	$36,397	$821,877	$142,183	$1,000,457

Summary of Valuation Allowance
The following table presents the movement in the valuation allowance for the years ended December 31, 2023, December 31, 2022 and December 31, 2021:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2020	$16,395
Changes on acquisition/disposal	76,572
Increase recognized in the income statement	2,967
Decrease recognized in the income statement	(3,418)
Translation adjustments	(4,550)
Balance as of December 31, 2021	87,966
Changes on acquisition/disposal	(723)
Increase recognized in the income statement	7,675
Decrease recognized in the income statement	(2,492)
Changes in other comprehensive income	(234)
Translation adjustments	(1,247)
Balance as of December 31, 2022	90,945
Increase recognized in the income statement	8,036
Decrease recognized in the income statement	(23,402)
Translation adjustments	(117)
Balance as of December 31, 2023	$75,462

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding interest and penalties) is as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2020	$12,699
Changes on acquisition/disposal	52,341
Increases due to tax positions taken in the current year	1,004
Decreases due to lapse of statute of limitations	(17,056)
Translation adjustments	(907)
Balance as of December 31, 2021	48,081
Settlements	(1,047)
Decreases due to lapse of statute of limitations	(35,694)
Translation adjustments	(607)
Balance as of December 31, 2022	10,733
Decreases due to lapse of statute of limitations	(2,952)
Translation adjustments	212
Balance as of December 31, 2023	$7,993